STATEMENTS OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€)	Total		Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Other reserves	Net loss for the period
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2017			19,633,373
Equity at beginning of period at Dec. 31, 2017	€ 43,922,000		€ 589,000	€ 123,782,000	€ 514,000	€ (27,000)	€ (54,793,000)	€ (26,143,000)
Net loss for the period	(30,345,000)	[1]						(30,345,000)
Currency translation adjustments	(85,000)				(85,000)
Actuarial gains and losses (IAS 19)	(48,000)				(48,000)
Total comprehensive loss	(30,478,000)				(133,000)			(30,345,000)
Allocation of prior period loss	0						(26,143,000)	26,143,000
Subscription of warrants	59,000			47,000			12,000
Share based payment	1,867,000						1,867,000
Treasury shares	(97,000)					(97,000)
U.S. Initial public offering costs	(1,030,000)			(1,030,000)
Subscription of warrants	59,000			47,000			12,000
Number of shares outstanding at end of period (in shares) at Dec. 31, 2018			19,633,373
Equity at end of period at Dec. 31, 2018	14,243,000		€ 589,001.19	122,799,000	381,000	(124,000)	(79,057,000)	(30,345,000)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2017			19,633,373
Equity at beginning of period at Dec. 31, 2017	43,922,000		€ 589,000	123,782,000	514,000	€ (27,000)	(54,793,000)	(26,143,000)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019			22,415,039			15,723
Equity at end of period at Dec. 31, 2019	(1,908,000)		€ 672,451.17	153,139,000	433,000	€ (169,000)	(105,070,000)	(50,915,000)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2018			19,633,373
Equity at beginning of period at Dec. 31, 2018	14,243,000		€ 589,001.19	122,799,000	381,000	(124,000)	(79,057,000)	(30,345,000)
Net loss for the period	(50,915,000)							(50,915,000)
Currency translation adjustments	(36,000)				(36,000)
Actuarial gains and losses (IAS 19)	88,000				88,000
Total comprehensive loss	(50,863,000)				52,000			(50,915,000)
Allocation of prior period loss	0						(30,345,000)	30,345,000
Capital increase, net	28,079,000		€ 77,000	28,002,000
Subscription of warrants	21,000			8,000			13,000
Share based payment	4,320,000						4,320,000
Treasury shares	(45,000)					€ (45,000)
U.S. Initial public offering costs	1,030,000			1,030,000
Capital increase (in shares)			2,566,666
BSPCE exercise (in shares)			215,000
BSPCE exercise	1,306,000		€ 6,000	1,300,000
Subscription of warrants	21,000			8,000			13,000
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019			22,415,039			15,723
Equity at end of period at Dec. 31, 2019	(1,908,000)		€ 672,451.17	153,139,000	433,000	€ (169,000)	(105,070,000)	(50,915,000)
Net loss for the period	(33,590,000)							(33,590,000)
Currency translation adjustments	125,000				125,000
Actuarial gains and losses (IAS 19)	(4,000)				(4,000)
Total comprehensive loss	(33,469,000)				121,000			(33,590,000)
Allocation of prior period loss	0						(50,915,000)	50,915,000
Capital increase, net	102,942,000		€ 361,000	102,591,000			(10,000)
Subscription of warrants	5,000			5,000
Share based payment	2,924,000						2,924,000
Treasury shares	(27,000)					€ (27,000)
U.S. Initial public offering costs	(10,700,000)
Capital increase (in shares)			12,017,083
Subscription of warrants	5,000			5,000
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020			34,432,122			12,970
Equity at end of period at Dec. 31, 2020	€ 70,468,000		€ 1,032,963.66	€ 255,735,000	€ 555,000	€ (196,000)	€ (153,070,000)	€ (33,590,000)

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)